Significant Accounting Policies (Details) - Schedule of Fair Value for Options Granted	12 Months Ended
Dec. 31, 2022 $ / shares
Schedule Of Fair Value For Options Granted Abstract
Dividend yield	0.00%
Exercise price (in Dollars per share)	$ 10.99
Expected volatility	37.57%
Risk-free interest	3.18%
Expected life (in years)	5 years